OPERATING LEASES - Summary of Total Operating Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operaing leases	$ 1,148	$ 964
Right-of-use assets obtained in exchange of new lease obligations:
Operating leases	$ 852	$ 132
Weighted average remaining lease term
Operating leases	2 years 4 months 24 days	3 years 2 months 12 days
Weighted average discount rate
Operating leases	4.85%	4.58%